SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF
WELLS FARGO U.S. EQUITY FUNDS
For the Wells Fargo Disciplined U.S. Core Fund
Wells Fargo Classic Value Fund
Wells Fargo Endeavor Select Fund
Wells Fargo Growth Fund
Wells Fargo Large Cap Core Fund
Wells Fargo Large Cap Growth Fund
Wells Fargo Large Company Value Fund
Wells Fargo Low Volatility U.S. Equity Fund
Wells Fargo Omega Growth Fund
Wells Fargo Premier Large Company Growth Fund
(each the “Fund”, together the “Funds”)

The Funds’ Beneficial Ownership in the Funds table in the section entitled “Management and Other Service Providers - Portfolio Managers” is hereby replaced with the following:

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management[1]
Dennis Bein, CFA	Large Company Value Fund Low Volatility U.S. Equity Fund	$0 $0
Ryan Brown, CFA	Large Company Value Fund Low Volatility U.S. Equity Fund	$0 $0
John R. Campbell, CFA	Large Cap Core Fund	$10,001-$50,000
Justin P. Carr, CFA	Disciplined U.S. Core Fund	$0
Harindra de Silva, Ph.D., CFA	Large Company Value Fund Low Volatility U.S. Equity Fund	$0 $0
Joseph M. Eberhardy, CFA, CPA	Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Over $1,000,000 $500,001-$1,000,000 $500,001-$1,000,000
Miguel E. Giaconi, CFA	Classic Value Fund	$10,001-$50,000
Greg W. Golden, CFA	Disciplined U.S. Core Fund	$50,001-$100,000
Bob Gruendyke, CFA	Large Cap Growth Fund Premier Large Company Growth Fund	$100,001-$500,000 $100,001-$500,000
Jeff C. Moser, CFA	Large Cap Core Fund	$0
Jean-Baptiste Nadal, CFA	Classic Value Fund	$10,001-$50,000
Thomas C. Ognar, CFA	Growth Fund Large Cap Growth Fund Premier Large Company Growth Fund	Over $1,000,000 Over $1,000,000 Over $1,000,000
Michael T. Smith, CFA	Endeavor Select Fund Omega Growth Fund	$10,001-$50,000 $100,001-$500,000
Christopher J. Warner, CFA	Endeavor Select Fund Omega Growth Fund	$10,001-$50,000 $10,001-$50,000
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.

October 17, 2019